FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial liabilities that are measured at fair value on a recurring basis

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Investments held in Trust Account:
Money Market investments	$128,610,697	$128,610,697	$—	$—
Liabilities
Warrant liabilities — Private Warrants	$879,293	$—	$—	$879,293

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liabilities — Private Warrants	$2,036,258	$—	$—	$2,036,258

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liabilities – Private warrants	$2,036,258	$—	$—	$2,036,258

Schedule of significant inputs to the Black-Scholes method for the fair value

	As of June 30,	As of December 31,
	2022	2021
Common stock price	$10.15	$9.97
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Term to Business Combination (years)	4.12	4.61
Volatility	11.8%	9.1%
Risk-free rate	3.00%	1.20%
Fair value	$0.19	$0.44

	Initial	As of December 31,
	Measurement	2021
Stock price	$10.00	$9.97
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Remaining term (in years)	5.00	4.61
Volatility	19.0%	9.1%
Risk-free rate	0.81%	1.20%
Fair value of warrants	$1.20	$0.44

Summary of the changes in the fair value of the Level 3 financial instruments that are measured at fair value on a recurring basis

Fair value as of June 23, 2020 (inception)	$—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value at December 31, 2021	$2,036,258
Change in valuation inputs or other assumptions	1,434,636
Fair value at March 31, 2022	$601,622
Change in valuation inputs or other assumptions	(277,671)
Fair value at June 30, 2022	$879,293

Warrant
Liabilities
Fair value as of June 23, 2020 (inception)	—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value as of December 31, 2021	2,036,258